Transactions with Related Parties, Sea Transportation Inc (Details) - USD ($)		12 Months Ended
	Sep. 02, 2024	Dec. 31, 2024	Aug. 13, 2024	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Due to related parties		$ 458,000		$ 474,000
Related Party [Member] | M/T Zeze Start [Member]
Transactions with Related Parties [Abstract]
Due to related parties			$ 10,900,000
Related Party [Member] | START [Member]
Transactions with Related Parties [Abstract]
Commercial service fees		51,000
Due to related parties		1,000
Related Party [Member] | START [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Commercial service fees		17,000
Related Party [Member] | START [Member] | Management Fees [Member]
Transactions with Related Parties [Abstract]
Commercial service fees		$ 34,000
Related Party [Member] | START [Member] | M/T Zeze Start [Member]
Transactions with Related Parties [Abstract]
Commercial services fee per day	$ 300
Percentage of vessel's revenue to be paid for commercial services	3.00%
Notice period for termination of commercial services agreement		2 months